Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income:
Loans, including fees	$ 20,060	$ 18,005	$ 17,559
Taxable securities	3,040	2,888	2,475
Tax-exempt securities	393	451	418
Other interest income	158	30	17
Total interest income	23,651	21,374	20,469
Interest expense:
Deposits	3,068	2,129	1,811
Securities sold under agreements to repurchase	62	31	5
Short-term borrowings	190	295	94
Long-term debt	276	369	328
Other interest bearing liabilities	39	31	30
Total interest expense	3,635	2,855	2,268
Net interest income	20,016	18,519	18,201
Provision for loan losses	337	439	466
Net interest income after provision for loan losses	19,679	18,080	17,735
Non-interest income:
Earnings on bank-owned life insurance and annuities	352	352	371
Income/gain from unconsolidated subsidiary	296	167	222
(Loss) gain on sales and calls of securities	(188)	512	218
Change in value of equity securities	(1)
Gain on sales of loans			113
Gain from life insurance proceeds			364
Other non-interest income	334	294	283
Total non-interest income	5,027	5,292	5,418
Non-interest expense:
Employee compensation expense	7,822	7,159	6,883
Employee benefits	2,458	2,837	2,301
Occupancy	1,217	1,173	1,137
Equipment	818	711	661
Data processing expense	1,924	1,751	1,807
Director compensation	215	241	238
Professional fees	640	571	539
Taxes, other than income	498	463	437
FDIC Insurance premiums	274	334	375
(Gain) loss on sales of other real estate owned	(60)	(8)	150
Amortization of intangibles	79	67	105
Amortization of investment in low-income housing partnership	800	612	479
Merger and acquisition expense	884	13	347
Other non-interest expense	1,892	1,851	1,719
Total non-interest expense	19,461	17,775	17,178
Income before income taxes	5,245	5,597	5,975
Income tax (benefit) provision	(659)	1,060	819
Net income	$ 5,904	$ 4,537	$ 5,156
Earnings per share
Basic	$ 1.18	$ 0.95	$ 1.07
Diluted	1.18	0.95	1.07
Cash dividends declared per share	$ 0.88	$ 0.88	$ 0.88
Weighted average basic shares outstanding	4,987,186	4,765,165	4,801,245
Weighted average diluted shares outstanding	5,009,484	4,775,505	4,802,175
Customer Service Fees [Member]
Non-interest income:
Non-interest income	$ 1,779	$ 1,747	$ 1,736
Debit Card fee Income [Member]
Non-interest income:
Non-interest income	1,280	1,120	1,044
Trust Fees [Member]
Non-interest income:
Non-interest income	430	446	454
Commissions from Sales of Non-Deposit Products [Member]
Non-interest income:
Non-interest income	259	173	223
Fees Derived From Loan Activity [Member]
Non-interest income:
Non-interest income	416	267	232
Mortgage Banking Income [Member]
Non-interest income:
Non-interest income	$ 70	$ 214	$ 158